Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax expense	$ 0	$ 574,438	$ 1,220,404
Deferred taxation	(104,526)	(780,484)	252,566
Income Tax Expense (Benefit)	$ (104,526)	$ (225,319)	$ 1,474,052